LIABILITIES AND DEBT (Details Narrative) - USD ($)						1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024	Jun. 21, 2023	Dec. 29, 2022	Sep. 29, 2022	Apr. 08, 2022	May 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Aug. 31, 2023	Feb. 15, 2023	Dec. 31, 2021
[custom:EstimatedPenaltiesAssociatedWithAccruedPayrollTaxes-0]																				$ 535,000
[custom:SharesOfCommonStockOwnedPerAgreement-0]																				4
Interest Expense, Operating and Nonoperating																				$ 0	$ 573,455
Repayments of Convertible Debt																		$ 2,484,248	$ 8,840,092	$ 10,129,811	7,350,276
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 471.50			$ 6,562.50
Stock Issued During Period, Shares, New Issues												1								25,543
Gain (Loss) on Extinguishment of Debt																			(689,100)	$ (716,517)
Derivative Liability, Noncurrent											$ 0										0
Notes Payable, Current											9,000,000					$ 4,730,740		4,730,740		4,884,592	9,000,000
Shares Issued, Price Per Share								$ 210.00
Convertible Debt																				100,000
Accrued Liabilities											668,714					733,865		733,865		617,374	668,714
Repayments of Notes Payable						$ 500,000
Convertible Debt [Member]
Stock Issued During Period, Shares, New Issues										2,200
Bailey [Member]
Debt Instrument, Face Amount																3,500,000		3,500,000		3,500,000
Notes Payable, Current											3,500,000									3,500,000	3,500,000
Target Capital 1 L L C [Member] | Convertible Debt [Member]
Debt Instrument, Face Amount	$ 250,000
Repayments of Convertible Debt						$ 300,000
Stock Issued During Period, Shares, New Issues						1,000
Debt Instrument, Maturity Date	Apr. 30, 2025
Debt Instrument, Periodic Payment	$ 50,000
Accrued Liabilities																141,000		141,000
Gynger Inc [Member]
Debt Conversion, Converted Instrument, Shares Issued						2,120
Debt Conversion, Converted Instrument, Amount						$ 313,816
Convertible Debt [Member]
Debt Instrument, Unamortized Discount											1,378,200										1,378,200
Amortization of Debt Discount (Premium)																				1,220,830	6,506,384
Gain (Loss) on Extinguishment of Debt																				157,370
Long-Term Debt, Gross											4,100,000									100,000	4,100,000
Long-Term Debt											2,721,800									100,000	2,721,800
Note Warrant [Member]
[custom:LoanFeesAndDiscountsFromWarrantsAmortizedToInterestExpense]																					12,500
[custom:LoanFeesAndDiscountsFromWarrantsUnamortized]																					0
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued		5,761
Shares Issued, Price Per Share		$ 1,000
Venture Debt [Member] | Securities Purchase Agreement With Black Oak Capital [Member] | Series Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued				6,300
Convertible Debt 2020 Regulation Cf Offering [Member]
[custom:InitialPublicOfferingOutstandingPrincipalAndUnpaidInterest-0]											100,000										100,000
Convertible Promissory Notes April 2022 [Member] | Securities Purchase Agreement [Member]
Debt Instrument, Face Amount					$ 3,068,750
[custom:DebtInstrumentOriginalIssueDiscount-0]					613,750
Proceeds from Debt, Net of Issuance Costs					2,313,750
Debt Instrument, Unamortized Discount					$ 755,000
Repayments of Convertible Debt													$ 3,068,750
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsIssued-0]					252
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6,100
[custom:DebtDiscountForFairValueOfWarrants-0]					$ 98,241
Convertible Promissory Notes July 2022 [Member] | Securities Purchase Agreement [Member]
Debt Instrument, Face Amount																				1,875,000
[custom:DebtInstrumentOriginalIssueDiscount-0]																				375,000
Proceeds from Debt, Net of Issuance Costs																				$ 1,450,000
Repayments of Convertible Debt											1,875,000
[custom:PercentageOfAnnualInterestRateForNotesIfNotesAreNotRepaidInFullByMaturityDateOrIfAnyOtherEventOfDefaultOccurs-0]																				20.00%
Derivative Liability, Subject to Master Netting Arrangement, before Offset																				$ 559,957
[custom:RepaymentsOfAdditionalAmountOfDebtDueToDefaultProvisions]											416,923
Convertible Promissory Notes July 20, 2022 [Member] | Securities Purchase Agreement [Member]
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsIssued-0]																				822
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 760.00
Convertible Promissory Notes July 28, 2022 [Member] | Securities Purchase Agreement [Member]
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsIssued-0]																				553
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 565.00
July 2022 Year [Member] | Securities Purchase Agreement [Member]
[custom:DebtDiscountForFairValueOfWarrants-0]																				$ 692,299
Convertible Promissory Notes December 2022 [Member] | Securities Purchase Agreement [Member]
Debt Instrument, Face Amount			$ 4,000,000
[custom:DebtInstrumentOriginalIssueDiscount-0]			800,000
Proceeds from Debt, Net of Issuance Costs			$ 3,000,000
Debt Instrument, Unamortized Discount																				$ 1,378,200
Repayments of Convertible Debt									$ 4,000,000
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsIssued-0]																				9,390
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 213
[custom:DebtDiscountForFairValueOfWarrants-0]																				$ 428,200
[custom:IncreasedPercentageOfFaceValueOfNotesIfNotesAreNotRepaidInFullByMaturityDateOrIfAnyOtherEventOfDefaultOccurs-0]			120.00%																	120.00%
[custom:PercentageOfAnnualInterestRateForNotesIfNotesAreNotRepaidInFullByMaturityDateOrIfAnyOtherEventOfDefaultOccurs-0]			20.00%
Stock Issued During Period, Shares, New Issues																				1,200
Amortization of Debt Discount (Premium)									1,220,830
Gain (Loss) on Extinguishment of Debt									$ 157,370
Second Paycheck Protection Program [Member] | Bailey [Member]
Debt Instrument, Decrease, Forgiveness														$ 1,347,050
First Paycheck Protection Program [Member] | Bailey [Member]
Debt Instrument, Decrease, Forgiveness														$ 413,705
Paycheck Protection Program Cares Act [Member] | Bailey [Member]
Long-Term Debt, Gross											933,295									$ 933,295	933,295
Merchant Advances [Member]
Debt Instrument, Unamortized Discount																550,183		550,183		$ 1,966,881
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 6,562.50
Gain (Loss) on Extinguishment of Debt																				$ 559,147
Long-Term Debt, Gross											896,334					2,347,564		2,347,564		2,960,946	896,334
Long-Term Debt											896,334					1,797,381		1,797,381		994,065	896,334
Proceeds from Issuance of Secured Debt																				2,452,923
Repayments of Secured Debt																		1,547,182		4,518,512
Interest Expense, Debt																		1,781,972		$ 1,247,403
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				122
Merchant Advances [Member] | Forecast [Member]
Debt Instrument, Unamortized Discount																						$ 1,966,881
Merchant Advance From Shopify Capital [Member]
Proceeds from Issuance of Long-Term Debt																				$ 690,000
Repayments of Long-Term Debt																3,850				658,718
Secured Debt, Current																12,832		12,832		149,898
Merchant Advances From Gynger Inc [Member]
Proceeds from Issuance of Long-Term Debt																				312,938
Secured Debt, Current																				273,188
Promissory Note Payable [Member]
Notes Payable, Current																				3,500,000
Promissory Note Payable [Member] | Bailey [Member]
Debt Instrument, Face Amount											3,500,000										3,500,000
Promissory Note Payable [Member] | Notes Payable to Banks [Member]
Interest Expense, Debt																105,000	$ 105,000	315,000	$ 315,000	$ 420,000	420,000
Debt Instrument, Interest Rate, Stated Percentage																				12.00%
Sundry Note [Member]
Interest Expense, Debt																				$ 259,177
Debt Instrument, Interest Rate, Stated Percentage																								8.00%
Notes Payable, Current											5,500,000										5,500,000
Sundry Note [Member] | Securities Purchase Agreement [Member]
[custom:DebtConversionOriginalDebtPrincipalAmount]																				5,500,000
[custom:DebtConversionOriginalDebtAccruedInterest]																				259,177
Sundry Note [Member] | Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued		5,761
Shares Issued, Price Per Share		$ 1,000
March 2023 Notes [Member]
Debt Instrument, Face Amount								$ 7,500,000								1,230,740		1,230,740		1,730,740
[custom:DebtInstrumentOriginalIssueDiscount-0]								608,750
Debt Instrument, Unamortized Discount																				346,148
Amortization of Debt Discount (Premium)																				608,750
Notes Payable, Current								2,458,750												1,730,740
Proceeds from Notes Payable								$ 1,850,000
[custom:DebtInstrumentPercentageOfNotesToBeRepaidIfCompanyCompletesDebtOrEquityFinancingOfLessThanThresholdAmount-0]								50.00%
[custom:DebtInstrumentPercentageOfNotesToBeRepaidIfCompanyCompletesDebtOrEquityFinancingOfAmountEqualToOrGreaterThanThresholdAmount-0]								100.00%
[custom:DebtInstrumentOriginalInterestDiscountPercentage-0]								20.00%
Debt Instrument, Periodic Payment, Principal							$ 1,247,232
Debt Issuance Costs, Net								$ 608,750
Debt Instrument, Maturity Date, Description								September 30, 2023
March 2023 Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount								$ 7,500,000
March 2023 Notes [Member]
Amortization of Debt Discount (Premium)							608,750
Notes Payable, Current																				519,222
Proceeds from Notes Payable								1,850,000
[custom:DebtInstrumentThresholdAmountOfDebtOrEquityFinancingConsideredForRepaymentOfNotes]								$ 7,500,000												$ 7,500,000
[custom:DebtInstrumentPercentageOfNotesToBeRepaidIfCompanyCompletesDebtOrEquityFinancingOfLessThanThresholdAmount-0]								50.00%
[custom:DebtInstrumentPercentageOfNotesToBeRepaidIfCompanyCompletesDebtOrEquityFinancingOfAmountEqualToOrGreaterThanThresholdAmount-0]								100.00%
[custom:DebtInstrumentOriginalInterestDiscountPercentage-0]																				20.00%
Debt Instrument, Periodic Payment, Principal							$ 1,247,232
Secured Debt [Member] | Venture Debt [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 237,500										$ 6,001,755
[custom:LoanFees]															$ 12,500
Secured Debt [Member] | Venture Debt [Member] | Series Convertible Preferred Stock [Member] | Follow On Public Offering [Member]
Debt Instrument, Convertible, Conversion Price				$ 1,000
Secured Debt [Member] | Amended Venture Debt [Member] | Secondary Follow On Public Offering Prior To September 302021 [Member]
Line of Credit Facility, Periodic Payment				$ 6,251,755
Interest Payable				$ 48,245
Secured Debt [Member] | Amended Venture Debt [Member] | Secondary Follow On Public Offering After September 302021 [Member]
Line of Credit Facility, Periodic Payment																					$ 269,870